Consolidated statements of income - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Revenue:
Healthcare services	€ 3,144,507	€ 3,276,313
Healthcare products	1,020,621	1,101,781
Insurance contracts	447,019	503,360
Revenue	4,612,147	4,881,454
Costs of revenue:
Healthcare services	2,473,968	2,643,099
Healthcare products	523,171	571,987
Insurance contracts	435,516	482,390
Costs of revenue	3,432,655	3,697,476
Operating (income) expenses:
Selling, general and administrative	748,938	750,686
Research and development	38,309	43,482
Income from equity method investees	(41,322)	(47,833)
Other operating income	(158,385)	(141,315)
Other operating expense	305,757	247,568
Operating income	286,195	331,390
Other (income) expense:
Interest income	(14,621)	(14,978)
Interest expense	93,300	95,715
Income before income taxes	207,516	250,653
Income tax expense	42,753	61,045
Net income	164,763	189,608
Net income attributable to noncontrolling interests	47,234	38,387
Net income attributable to shareholders of FME AG	€ 117,529	€ 151,221
Basic earnings per share	€ 0.43	€ 0.52
Diluted earnings per share	€ 0.43	€ 0.52